COMMITMENTS, CONTINGENCIES, AND GUARANTEES - Legal and Regulatory Proceedings (Narrative) (Details) - USD ($) $ in Millions			12 Months Ended
	May 09, 2023	Nov. 02, 2022	Dec. 31, 2025	Dec. 31, 2024
Loss Contingencies [Line Items]
Accrued legal and regulatory liabilities			$ 16.0	$ 18.8
Estimate of possible loss (up to)			37.6	$ 38.6
Enterprise Financial Group | SC
Loss Contingencies [Line Items]
Loss contingency, damages sought, value			$ 10.5
Litigation settlement, amount awarded to other party	$ 10.6	$ 5.0
Litigation settlement, amount awarded from other party	$ 4.2	$ 4.2